Financial Instruments - Summary of Contractual Maturities of Significant Financial Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Financial Instruments [Line Items]
Trade payables	$ 362	$ 377
Other liabilities (excluding liabilities towards contingent consideration - Refer to Note 2.5)	1,351	1,054
Financial liability under option arrangements - (Refer to Note 2.10)	95	82
Liability towards contingent consideration on an undiscounted basis (Refer to Note 2.5)	25	48
Less Than 1 Year
Disclosure Of Financial Instruments [Line Items]
Trade payables	362	377
Other liabilities (excluding liabilities towards contingent consideration - Refer to Note 2.5)	1,264	1,050
Liability towards contingent consideration on an undiscounted basis (Refer to Note 2.5)	10	29
1-2 Years
Disclosure Of Financial Instruments [Line Items]
Other liabilities (excluding liabilities towards contingent consideration - Refer to Note 2.5)	56	3
Financial liability under option arrangements - (Refer to Note 2.10)	84
Liability towards contingent consideration on an undiscounted basis (Refer to Note 2.5)	10	10
2-4 Years
Disclosure Of Financial Instruments [Line Items]
Other liabilities (excluding liabilities towards contingent consideration - Refer to Note 2.5)	27	1
Financial liability under option arrangements - (Refer to Note 2.10)	11	82
Liability towards contingent consideration on an undiscounted basis (Refer to Note 2.5)	5	$ 9
4-7 Years
Disclosure Of Financial Instruments [Line Items]
Other liabilities (excluding liabilities towards contingent consideration - Refer to Note 2.5)	$ 4